Document and Entity Information	0 Months Ended
Jul. 09, 2013
Risk/Return:
Document Type	497
Document Period End Date	Jul 9, 2013
Registrant Name	Advantage Funds, Inc.
Central Index Key	0000914775
Amendment Flag	false
Document Creation Date	Jul 9, 2013
Document Effective Date	Jul 9, 2013
Prospectus Date	Jul 1, 2013
Dreyfus Structured Midcap Fund | Dreyfus Structured Midcap Fund - Class A
Risk/Return:
Trading Symbol	DPSAX
Dreyfus Structured Midcap Fund | Dreyfus Structured Midcap Fund - Class C
Risk/Return:
Trading Symbol	DPSCX
Dreyfus Structured Midcap Fund | Dreyfus Structured Midcap Fund - Class I
Risk/Return:
Trading Symbol	DPSRX
Dreyfus Structured Midcap Fund | Class Y
Risk/Return:
Trading Symbol	DPSYX

Dreyfus Structured Midcap Fund
Dreyfus Structured Midcap Fund
ADVANTAGE FUNDS, INC. - Dreyfus Structured Midcap Fund Supplement to Summary and Statutory Prospectuses dated July 1, 2013 IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective on or about October 1, 2013, the following information will supersede and replace the first sentence of the first paragraph in “Principal Investment Strategy” in the summary prospectus and “Fund Summary - Principal Investment Strategy” in the prospectus and the second and third sentences of the first paragraph in “Fund Details - Goal and Approach” in the prospectus:

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the stocks of companies with market capitalizations that fall within the range of $400 million and $29 billion (i.e., mid-cap companies).  The fund may invest up to 20% of its net assets in securities not considered to be mid-cap companies.

Label	Element	Value
Dreyfus Structured Midcap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000914775_SupplementTextBlock	ADVANTAGE FUNDS, INC. - Dreyfus Structured Midcap Fund Supplement to Summary and Statutory Prospectuses dated July 1, 2013 IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus Structured Midcap Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective on or about October 1, 2013, the following information will supersede and replace the first sentence of the first paragraph in “Principal Investment Strategy” in the summary prospectus and “Fund Summary - Principal Investment Strategy” in the prospectus and the second and third sentences of the first paragraph in “Fund Details - Goal and Approach” in the prospectus:

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the stocks of companies with market capitalizations that fall within the range of $400 million and $29 billion (i.e., mid-cap companies).  The fund may invest up to 20% of its net assets in securities not considered to be mid-cap companies.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 1, 2013